Note 7 - Investment in Mile High Brands (Details) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 11, 2015	Nov. 10, 2015	Jun. 30, 2016	Dec. 31, 2015	Nov. 15, 2015
Impairment loss on investment				$ (1,846,515)
Mile High Brands
Shares purchased	10,000,000	10,000,000		10,000,000	10,000,000
Stock price	$ 0.29	$ 0.29
Value of Original Investment	$ 2,900,000	$ 2,900,000
Business Acquisition, Percentage of Voting Interests Acquired	49.00%	49.00%
Investment at fair value			$ 1,049,475	$ 1,049,475
Impairment loss on investment			$ 1,846,515	$ 1,846,515
Mile High Brands | Common Stock
Shares Issued	10,000,000	10,000,000		10,000,000